Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2023
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]	in € m. 2023 2022 2021 Commission and fee income and expense: Commission and fee income 11,657 12,512 13,730 Commission and fee expense 2,452 2,675 2,796 Net commissions and fee income 9,206 9,838 10,934
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Dec 31,2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	204	55	247	11	(2)	515
Commissions for assets under management	18	0	362	3,527	(0)	3,907
Commissions for other securities	461	0	37	1	1	499
Underwriting and advisory fees	43	1,093	16	0	4	1,156
Brokerage fees	19	280	971	33	(20)	1,282
Commissions for local payments	488	0	995	0	1	1,484
Commissions for foreign commercial business	475	27	22	0	(27)	497
Commissions for foreign currency/exchange business	6	0	4	0	(0)	10
Commissions for loan processing and guarantees	646	329	230	0	1	1,207
Intermediary fees	28	3	364	0	10	405
Fees for sundry other customer services	248	290	41	117	0	695
Total fee and commissions income	2,635	2,078	3,288	3,689	(33)	11,657
Gross expense						(2,452)
Net fees and commissions						9,206

	Dec 31,2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	218	33	254	17	(3)	520
Commissions for assets under management	18	1	363	3,642	(0)	4,024
Commissions for other securities	512	(0)	47	0	0	559
Underwriting and advisory fees	35	1,373	12	0	(52)	1,368
Brokerage fees	19	253	1,164	65	(1)	1,501
Commissions for local payments	479	3	1,006	0	8	1,497
Commissions for foreign commercial business	466	33	62	0	(5)	556
Commissions for foreign currency/exchange business	15	0	5	0	(0)	19
Commissions for loan processing and guarantees	618	298	292	0	5	1,213
Intermediary fees	23	2	523	0	13	562
Fees for sundry other customer services	282	277	10	122	4	695
Total fee and commissions income	2,684	2,273	3,739	3,847	(30)	12,512
Gross expense						(2,675)
Net fees and commissions						9,838

Prior year’s comparatives aligned to presentation in the current year.
	Dec 31,2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	231	27	259	21	2	539
Commissions for assets under management	16	1	369	3,570	(0)	3,956
Commissions for other securities	423	(0)	43	1	0	467
Underwriting and advisory fees	35	2,258	12	0	(42)	2,264
Brokerage fees	22	246	1,302	96	118	1,784
Commissions for local payments	441	4	864	0	10	1,320
Commissions for foreign commercial business	456	23	95	0	(2)	572
Commissions for foreign currency/exchange business	11	0	5	0	(0)	16
Commissions for loan processing and guarantees	564	279	305	0	10	1,157
Intermediary fees	12	3	617	0	12	644
Fees for sundry other customer services	282	562	40	121	6	1,011
Total fee and commissions income	2,494	3,403	3,910	3,809	114	13,730
Gross expense						(2,796)
Net fees and commissions						10,934

Prior year’s comparatives aligned to presentation in the current year.